Financial results net	12 Months Ended
Jun. 30, 2023
Financial instruments by category
29. Financial results, net

29. Financial results, net

	06.30.2023	06.30.2022	06.30.2021
Financial income
Interest income	2,199	2,773	2,318
Dividends income	-	4	4
Other financial income	-	41	-
Total financial income	2,199	2,818	2,322
Financial costs
Interest expense	(20,991)	(30,326)	(50,224)
Other financial costs	(2,720)	(3,251)	(4,531)
Total financial costs	(23,711)	(33,577)	(54,755)
Capitalized finance costs	-	-	1,658
Total finance costs	(23,711)	(33,577)	(53,097)
Other financial results:
Foreign exchange, net	20,075	63,486	37,063
Fair value gain from financial assets and liabilities at fair value through profit or loss	8,668	12,732	35,663
Gain/ (loss) from repurchase of non-convertible notes	3,516	3,139	(88)
Gain/ (loss) from derivative financial instruments (except commodities)	2,960	(3,104)	(1,686)
Others	(616)	948	(259)
Total other financial results	34,603	77,201	70,693
Inflation adjustment	11,177	862	2,022
Total financial results, net	24,268	47,304	21,940